EFFECT OF CHANGE IN ACCOUNTING PRINCIPLE (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2009		Dec. 31, 2011 Change In Accounting Principle As Originally Reported [Member]	Dec. 31, 2010 Change In Accounting Principle As Originally Reported [Member]	Dec. 31, 2011 Change In Accounting Principle Adjustment [Member]	Dec. 31, 2010 Change In Accounting Principle Adjustment [Member]	Dec. 31, 2011 Change In Accounting Principle Retrospectively Adjusted [Member]	Dec. 31, 2010 Change In Accounting Principle Retrospectively Adjusted [Member]
Effect Of Change In Accounting Principle [Line Items]
Change In Accounting Principle, Depreciation And Amortization			$ 978	$ 867	$ (2)	$ (1)	$ 976	$ 866
Change In Accounting Principle, Income Before Income Taxes And Equity Earnings Of Certain Unconsolidated Subsidiaries			1,721	786	2	1	1,723	787
Change In Accounting Principle, Income Tax Expense			366	102	28	31	394	133
Change In Accounting Principle, Net Income			1,407	733	(26)	(30)	1,381	703
Change In Accounting Principle, Earnings			1,357	739	(26)	(30)	1,331	709
Change In Accounting Principle, Basic Earnings Per Common Share			$ 5.66	$ 3.02	$ (0.11)	$ (0.12)	$ 5.55	$ 2.90
Change In Accounting Principle, Diluted Earnings Per Common Share			$ 5.62	$ 2.98	$ (0.11)	$ (0.12)	$ 5.51	$ 2.86
Change In Accounting Principle, Income Taxes Receivable				248		9		257
Change In Accounting Principle, Other Current Assets				192		1		193
Change In Accounting Principle, Income Taxes Payable			16		(11)		5
Change In Accounting Principle, Deferred Income Taxes, Noncurrent Liability			1,554	1,561	(34)	(16)	1,520	1,545
Change In Accounting Principle, Deferred Credits And Other			783	823	1	1	784	824
Change In Accounting Principle, Property Plant And Equipment			31,303	27,087	(111)	(64)	31,192	27,023
Change In Accounting Principle, Less Accumulated Depreciation And Amortization			(7,731)	(7,211)	4	2	(7,727)	(7,209)
Change In Accounting Principle, Property Plant And Equipment Net			23,572	19,876	(107)	(62)	23,465	19,814
Change In Accounting Principle, Retained Earnings			8,225	7,329	(63)	(37)	8,162	7,292
Change In Accounting Principle, Deferred Income Taxes And Invesment Tax Credits			(24)	48	27	(11)	3	37
Change In Accounting Principle, Net Change In Other Working Capital Components (Income Taxes)			(225)	58	1	42	(224)	100
Cumulative effect of change in accounting principle	$ (7)	[1]

[1]	As adjusted for the retrospective effect of a change in accounting principle as we discuss in Note 1.